Annual Operating Expenses - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Acquired fund fees and expenses	0.02%	[1]
Total annual operating expenses	0.62%	[2]

[1]	A Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.61%.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.